Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities

The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total $	Less than 1 Year $	1 to 3 Years $	After 3 Years $

December 31, 2017
Trade and other payables	704.6	704.6	-	-
Long-term debt	740.8	198.4	541.4	1.0
Other financial liabilities	10.9	1.8	7.5	1.6

Total contractual obligations	1,456.3	904.8	548.9	2.6

December 31, 2016
Trade and other payables	718.1	718.1	-	-
Long-term debt	1,023.0	92.4	929.5	1.1
Other financial liabilities	10.0	2.4	7.6	-

Total contractual obligations	1,751.1	812.9	937.1	1.1